Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Net loss	$ 190,993,000	$ 26,990,000	$ 241,340,000	$ 29,704,000	$ 23,872,000
Accumulated deficit	521,044,000		330,051,000	88,711,000
Cash and cash equivalents	58,652,000		108,132,000	115,006,000
Proceeds from CARES Act			5,400,000
Write off of accounts receivable			200,000	0	0
Provision for excess and obsolete inventory	1,821,000	$ 0	0	0	0
Long-lived asset impairment losses			$ 0	$ 0	$ 0
Revenue, standard payment term			60 days
Number of reportable segments | segment			1
Transaction costs amount	5,500,000
Government Assistance, CARES Act, Provider Relief Fund
Property, Plant and Equipment [Line Items]
Proceeds from CARES Act	$ 5,600,000		$ 2,600,000
Government Assistance, CARES Act, Employee Retention Credit
Property, Plant and Equipment [Line Items]
Proceeds from CARES Act			$ 2,800,000
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life			3 years
Minimum | All other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life			3 years
Maximum | All other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life			5 years